UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA VALUE FUND]

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       SEMIANNUAL REPORT
       USAA VALUE FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2013

 =============================================================

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

PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      21

   Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA VALUE FUND'S (THE FUND) INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in equity securities of companies that are considered to be undervalued. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Barrow, Hanley, Mewhinney & Strauss, LLC

    MARK GIAMBRONE, CPA                                   TIMOTHY J. CULLER, CFA
    JAMES P. BARROW                                       JAMES S. McCLURE, CFA
    RAY NIXON, Jr.                                        JOHN P. HARLOE, CFA
    ROBERT J. CHAMBERS, CFA

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o  HOW DID THE USAA VALUE FUND (THE FUND SHARES) PERFORM DURING THE REPORTING
   PERIOD?

   At the end of the reporting period, the Fund Shares had a total return of 12.16%. This compares to returns of 14.18% for the Russell 3000 Value Index and 15.18% for the Lipper Multi-Cap Value Funds Index.

   Barrow, Hanley, Mewhinney & Strauss (BHMS) is the Fund's subadviser.

o WHAT WERE THE PRINCIPAL FACTORS THAT IMPACTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

   In keeping with BHMS's bottom-up approach to investing, the Fund's relative performance was impacted most by stock selection as opposed to sector allocations. In particular, selection was negative within the information technology and financials sectors, as well as within the consumer staples sector. This was partially offset by positive stock selection within the industrials and health care sectors, as well as by an underweighting of utilities.

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

2  | USAA VALUE FUND

================================================================================

   Within information technology, our exposure to Microsoft Corp. was a leading detractor. The stock has been hurt by concern over slowing demand for PCs as consumers increasingly move to tablets for personal computing. While we share this concern, we are encouraged by the fact that approximately 80% of Microsoft's revenues come from activities such as cloud computing that are more focused on business support and which have continued strong growth potential. We believe the market is overreacting to slowing PC sales and we are maintaining our position in Microsoft. Within financials, our performance was constrained versus the benchmark by our broad-based approach to the sector. During the reporting period, financials experienced a strong recovery, led by stocks of "money center" and super regional banks. Despite modest earnings results, these larger names rebounded sharply in aggregate, outstripping by a significant margin the positive returns experienced elsewhere within financials. While we had exposure to a number of these leading financials, we were less concentrated in them than the benchmark. We remain comfortable with our diversified approach to the financial sector. Finally, our underperformance within the consumer staples sector was primarily a function of our focus there on tobacco stocks including Philip Morris International Inc., Reynolds American, Inc., and Imperial Tobacco Group plc ADR, all of which lagged the sector. However, we believe these stocks will perform well over time and currently represent the best value within a sector that has been bid up as investors chase dividend yield.

   On the positive side, our largest overweight was to the industrials sector, and selection within it was the largest contributor to the Fund's relative performance. Standouts include home improvement retailer Stanley Black & Decker, Inc. and building supplies provider Masco Corp., both of which benefited from improvements in the housing sector. Components manufacturer Illinois Tool Works, Inc. also added to return, supported by strength in autos. Honeywell International, Inc., a manufacturing conglomerate with a leading presence within the defense and aerospace industries, was also a strong positive contributor. Selection within health care was a positive factor as well, led by device manufacturer Medtronic, Inc.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   and pharmaceutical giant Pfizer, Inc. We continue to see value in the health care sector, which should benefit from increasing regulatory clarity as well as improved utilization rates as the economy and employment continue to strengthen. Finally, our underweight to utilities has been driven by a lack of evident value in the sector, and this positioning helped as well for the reporting period.

o  WHAT IS YOUR OUTLOOK?

   Our overall outlook continues to be for modest, positive global growth. China and the emerging markets overall appear to have averted a steep drop in growth with the potential to undermine the global economy. While issues in Europe are being papered over with the aid of central bank actions, we expect that the need to work our fiscal imbalances in Europe will hang over growth and the markets for some time. In the United States, improvements in key sectors such as housing and autos bode well for the economy. However, despite the stop-gap bargain struck to avert the "fiscal cliff," there is no shortage of uncertainty as well.

   With an outlook for continued modest U.S. growth, we will not chase the already stretched valuations of many of the more defensive, high-dividend stocks in sectors such as utilities and real estate investment trusts (known as "REITS"). Instead, while holding many stocks with attractive dividends, the Fund will continue to focus on broader measures of valuation as well, including low payout ratios and solid earnings prospects that together suggest the potential for long-term growth in dividends. While the recent market has been driven by macroeconomic events, we will continue to take a bottom-up approach to selecting stocks that emphasizes individual company valuations and fundamentals. We believe we have constructed a portfolio with high-quality, inexpensive companies that should outperform as the markets eventually return to a focus on individual company fundamentals.

   Thank you for your investment in the Fund.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. Investing in REITs has some of the same risks associated with the direct ownership of real estate.

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4  | USAA VALUE FUND

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INVESTMENT OVERVIEW

USAA VALUE FUND SHARES (FUND SHARES) (Ticker Symbol: UVALX)

--------------------------------------------------------------------------------
                                            1/31/13                   7/31/12
--------------------------------------------------------------------------------
Net Assets                              $494.3 Million            $425.1 Million
Net Asset Value Per Share                   $15.71                    $14.22

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*            1 Year             5 Years             10 Years
       12.16%                  15.66%             3.89%                8.72%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                         5 Years                         10 Years
    14.50%                         2.04%                            7.92%

--------------------------------------------------------------------------------
                          EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement         1.31%         After Reimbursement         1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.15% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA VALUE         RUSSELL 3000        LIPPER MULTI-CAP
                  FUND SHARES        VALUE INDEX         VALUE FUNDS INDEX
 1/31/2003        $10,000.00         $10,000.00             $10,000.00
 2/28/2003          9,909.40           9,728.61               9,743.46
 3/31/2003          9,852.77           9,750.73               9,780.07
 4/30/2003         10,351.08          10,613.72              10,629.76
 5/31/2003         11,087.20          11,326.53              11,518.28
 6/30/2003         11,325.03          11,471.88              11,602.93
 7/31/2003         11,313.70          11,671.60              11,762.51
 8/31/2003         11,630.80          11,872.82              12,131.01
 9/30/2003         11,483.58          11,755.45              11,991.29
10/31/2003         12,140.43          12,492.91              12,652.04
11/30/2003         12,355.61          12,686.26              12,921.75
12/31/2003         13,029.08          13,442.78              13,557.70
 1/31/2004         13,098.13          13,696.75              13,844.15
 2/29/2004         13,420.41          13,988.09              14,107.91
 3/31/2004         13,270.78          13,890.31              13,984.47
 4/30/2004         12,983.04          13,520.59              13,727.53
 5/31/2004         13,098.13          13,660.34              13,792.07
 6/30/2004         13,708.15          14,012.06              14,180.63
 7/31/2004         13,408.90          13,776.82              13,775.46
 8/31/2004         13,489.47          13,967.77              13,823.52
 9/30/2004         13,846.27          14,211.70              14,103.11
10/31/2004         13,995.90          14,446.62              14,288.22
11/30/2004         14,905.17          15,223.46              15,036.48
12/31/2004         15,463.84          15,720.47              15,579.16
 1/31/2005         15,302.88          15,412.86              15,240.29
 2/28/2005         15,847.65          15,906.27              15,642.41
 3/31/2005         15,748.60          15,678.87              15,420.91
 4/30/2005         15,401.93          15,353.66              15,051.84
 5/31/2005         15,798.12          15,769.36              15,541.75
 6/30/2005         16,157.17          15,986.42              15,733.10
 7/31/2005         16,714.32          16,488.12              16,264.33
 8/31/2005         16,528.60          16,388.82              16,142.84
 9/30/2005         16,677.17          16,596.06              16,278.30
10/31/2005         16,132.41          16,174.98              15,879.28
11/30/2005         16,528.60          16,717.69              16,412.71
12/31/2005         16,744.63          16,797.46              16,566.09
 1/31/2006         17,228.14          17,514.19              17,112.26
 2/28/2006         17,279.03          17,611.32              17,139.15
 3/31/2006         17,558.96          17,905.07              17,420.58
 4/30/2006         18,055.19          18,322.19              17,766.21
 5/31/2006         17,558.96          17,832.49              17,308.73
 6/30/2006         17,495.34          17,955.96              17,273.77
 7/31/2006         17,533.51          18,328.33              17,328.42
 8/31/2006         17,826.16          18,656.85              17,662.06
 9/30/2006         18,220.60          19,011.50              18,059.55
10/31/2006         18,755.01          19,665.07              18,696.10
11/30/2006         19,174.89          20,124.22              19,085.44
12/31/2006         19,529.01          20,550.54              19,393.97
 1/31/2007         19,856.90          20,817.44              19,723.27
 2/28/2007         19,712.62          20,499.17              19,386.03
 3/31/2007         20,079.86          20,809.77              19,551.02
 4/30/2007         20,748.75          21,528.55              20,354.14
 5/31/2007         21,588.14          22,306.26              21,132.21
 6/30/2007         21,220.91          21,785.38              20,757.94
 7/31/2007         20,211.01          20,705.97              19,795.20
 8/31/2007         20,315.94          20,952.88              19,834.78
 9/30/2007         20,761.87          21,621.74              20,358.74
10/31/2007         20,906.14          21,642.60              20,442.69
11/30/2007         20,145.44          20,539.75              19,406.47
12/31/2007         19,781.17          20,342.89              19,192.48
 1/31/2008         19,057.13          19,526.53              18,262.28
 2/29/2008         18,264.79          18,711.71              17,615.42
 3/31/2008         17,581.74          18,603.85              17,264.06
 4/30/2008         18,456.05          19,485.52              18,146.25
 5/31/2008         18,893.20          19,508.67              18,471.51
 6/30/2008         17,103.61          17,642.15              16,766.22
 7/31/2008         17,007.98          17,652.66              16,581.34
 8/31/2008         17,267.54          17,996.14              16,768.06
 9/30/2008         15,901.44          16,713.64              15,215.47
10/31/2008         13,046.28          13,781.83              12,426.47
11/30/2008         12,076.35          12,743.93              11,600.68
12/31/2008         12,644.34          12,968.27              11,966.71
 1/31/2009         11,680.29          11,447.71              10,939.14
 2/28/2009         10,227.24           9,913.35               9,736.10
 3/31/2009         11,121.43          10,763.58              10,583.48
 4/30/2009         12,392.85          11,961.66              11,734.35
 5/31/2009         12,965.68          12,661.06              12,435.30
 6/30/2009         13,091.43          12,572.74              12,350.70
 7/31/2009         14,432.71          13,634.45              13,363.39
 8/31/2009         15,061.43          14,342.27              13,940.11
 9/30/2009         15,466.61          14,909.46              14,500.79
10/31/2009         15,117.32          14,410.07              14,137.71
11/30/2009         16,067.39          15,194.62              14,766.17
12/31/2009         16,532.71          15,530.99              15,148.28
 1/31/2010         16,193.29          15,092.71              14,732.43
 2/28/2010         16,787.28          15,587.24              15,210.35
 3/31/2010         17,791.40          16,625.22              16,084.79
 4/30/2010         18,173.25          17,117.09              16,469.83
 5/31/2010         16,702.42          15,706.70              15,097.60
 6/30/2010         15,556.87          14,781.45              14,163.39
 7/31/2010         16,716.56          15,786.43              15,134.29
 8/31/2010         15,698.30          15,070.67              14,405.37
 9/30/2010         17,282.27          16,274.16              15,654.82
10/31/2010         17,720.69          16,773.67              16,185.68
11/30/2010         17,819.69          16,725.79              16,114.21
12/31/2010         19,195.07          18,051.21              17,350.92
 1/31/2011         19,794.92          18,426.88              17,737.83
 2/28/2011         20,423.33          19,127.21              18,376.25
 3/31/2011         20,580.43          19,218.71              18,557.67
 4/30/2011         21,165.99          19,713.82              19,051.52
 5/31/2011         20,951.76          19,493.56              18,778.51
 6/30/2011         20,608.99          19,087.16              18,380.67
 7/31/2011         19,623.53          18,454.25              17,732.99
 8/31/2011         18,281.02          17,263.41              16,352.57
 9/30/2011         16,738.56          15,912.47              14,795.15
10/31/2011         18,823.74          17,770.60              16,644.75
11/30/2011         18,852.30          17,682.96              16,535.65
12/31/2011         19,114.22          18,032.99              16,636.68
 1/31/2012         19,938.36          18,755.73              17,583.52
 2/29/2012         20,820.33          19,465.75              18,407.08
 3/31/2012         21,470.97          20,044.89              18,830.77
 4/30/2012         21,080.59          19,833.71              18,598.25
 5/31/2012         19,663.65          18,666.81              17,260.87
 6/30/2012         20,415.49          19,591.21              17,947.02
 7/31/2012         20,560.08          19,763.42              18,020.85
 8/31/2012         21,051.67          20,206.04              18,563.62
 9/30/2012         21,557.72          20,853.39              19,070.20
10/31/2012         21,456.51          20,738.93              19,000.31
11/30/2012         21,543.26          20,735.71              19,078.16
12/31/2012         21,886.30          21,197.40              19,503.83
 1/31/2013         23,060.61          22,566.39              20,756.46

                                   [END CHART]

         Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Shares to the following benchmarks:

o The unmanaged Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000(R) Value or the unmanaged Russell 2000 Value indexes.

o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

6  | USAA VALUE FUND

================================================================================

USAA VALUE FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIVAX)


--------------------------------------------------------------------------------
                                           1/31/13                  7/31/12
--------------------------------------------------------------------------------

Net Assets                              $190.7 Million           $171.3 Million
Net Asset Value Per Share                   $15.69                   $14.22


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*               1 Year               Since Inception 8/01/08

       12.22%                    15.80%                        7.26%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   14.64%                                                       6.14%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA VALUE FUND           RUSSELL 3000        LIPPER MULTI-CAP
                  INSTITUTIONAL SHARES        VALUE INDEX           VALUE FUNDS
 7/31/2008             $10,000.00             $10,000.00            $10,000.00
 8/31/2008              10,177.13              10,194.58             10,112.61
 9/30/2008               9,371.98               9,468.06              9,176.26
10/31/2008               7,689.21               7,807.23              7,494.25
11/30/2008               7,117.55               7,219.27              6,996.23
12/31/2008               7,454.67               7,346.36              7,216.98
 1/31/2009               6,885.67               6,484.98              6,597.26
 2/28/2009               6,036.30               5,615.78              5,871.72
 3/31/2009               6,555.82               6,097.43              6,382.76
 4/30/2009               7,306.24               6,776.13              7,076.84
 5/31/2009               7,644.34               7,172.32              7,499.57
 6/30/2009               7,726.80               7,122.29              7,448.56
 7/31/2009               8,518.44               7,723.74              8,059.30
 8/31/2009               8,897.78               8,124.71              8,407.11
 9/30/2009               9,136.92               8,446.01              8,745.24
10/31/2009               8,930.76               8,163.12              8,526.27
11/30/2009               9,499.76               8,607.55              8,905.29
12/31/2009               9,771.02               8,798.10              9,135.74
 1/31/2010               9,570.25               8,549.82              8,884.95
 2/28/2010               9,921.61               8,829.97              9,173.17
 3/31/2010              10,515.56               9,417.97              9,700.54
 4/30/2010              10,749.80               9,696.61              9,932.75
 5/31/2010               9,871.41               8,897.64              9,105.17
 6/30/2010               9,202.16               8,373.50              8,541.76
 7/31/2010               9,888.14               8,942.80              9,127.30
 8/31/2010               9,285.82               8,537.34              8,687.70
 9/30/2010              10,231.13               9,219.10              9,441.23
10/31/2010              10,490.47               9,502.06              9,761.38
11/30/2010              10,557.39               9,474.94              9,718.28
12/31/2010              11,371.72              10,225.77             10,464.12
 1/31/2011              11,727.35              10,438.58             10,697.46
 2/28/2011              12,108.38              10,835.32             11,082.49
 3/31/2011              12,201.52              10,887.14             11,191.90
 4/30/2011              12,548.69              11,167.62             11,489.74
 5/31/2011              12,421.68              11,042.85             11,325.09
 6/30/2011              12,218.46              10,812.63             11,085.16
 7/31/2011              11,642.68              10,454.09             10,694.55
 8/31/2011              10,846.74               9,779.49              9,862.04
 9/30/2011               9,932.26               9,014.21              8,922.77
10/31/2011              11,168.50              10,066.81             10,038.25
11/30/2011              11,185.44              10,017.17              9,972.45
12/31/2011              11,350.72              10,215.45             10,033.37
 1/31/2012              11,840.49              10,624.87             10,604.40
 2/29/2012              12,364.64              11,027.09             11,101.08
 3/31/2012              12,751.30              11,355.17             11,356.60
 4/30/2012              12,519.30              11,235.54             11,216.37
 5/31/2012              11,685.83              10,574.51             10,409.81
 6/30/2012              12,124.05              11,098.16             10,823.63
 7/31/2012              12,218.56              11,195.72             10,868.15
 8/31/2012              12,510.71              11,446.46             11,195.49
 9/30/2012              12,811.44              11,813.17             11,501.00
10/31/2012              12,751.30              11,748.33             11,458.85
11/30/2012              12,802.85              11,746.51             11,505.80
12/31/2012              13,012.21              12,008.05             11,762.52
 1/31/2013              13,711.32              12,783.57             12,517.96

                                   [END CHART]

         Data from 7/31/08 to 1/31/13.*

         See page 6 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Institutional Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000 Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA VALUE FUND

================================================================================

USAA VALUE FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UAVAX)

--------------------------------------------------------------------------------
                                          1/31/13                   7/31/12
--------------------------------------------------------------------------------
Net Assets                              $7.0 Million             $6.4 Million
Net Asset Value Per Share                  $15.67                   $14.16

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*                1 Year               Since Inception 8/01/10
       11.92%                     15.09%                        12.22%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
   14.00%                                                      10.28%

--------------------------------------------------------------------------------
                          EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
   Before Reimbursement         1.66%       After Reimbursement          1.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.65% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 3000        LIPPER MULTI-CAP        USAA VALUE FUND
                  VALUE INDEX           VALUE FUNDS            ADVISER SHARES
 7/31/2010        $10,000.00            $10,000.00               $10,000.00
 8/31/2010          9,546.60              9,518.37                 9,188.07
 9/30/2010         10,308.96             10,343.94                10,115.99
10/31/2010         10,625.37             10,694.71                10,364.54
11/30/2010         10,595.04             10,647.48                10,422.54
12/31/2010         11,434.64             11,464.64                11,223.33
 1/31/2011         11,672.60             11,720.29                11,565.96
 2/28/2011         12,116.24             12,142.13                11,933.67
 3/31/2011         12,174.19             12,262.00                12,017.24
 4/30/2011         12,487.83             12,588.32                12,351.51
 5/31/2011         12,348.30             12,407.93                12,217.80
 6/30/2011         12,090.87             12,145.05                12,017.24
 7/31/2011         11,689.95             11,717.09                11,432.25
 8/31/2011         10,935.60             10,804.98                10,655.06
 9/30/2011         10,079.84              9,775.91                 9,744.15
10/31/2011         11,256.88             10,998.04                10,955.91
11/30/2011         11,201.37             10,925.95                10,964.26
12/31/2011         11,423.10             10,992.71                11,111.07
 1/31/2012         11,880.92             11,618.33                11,590.87
 2/29/2012         12,330.68             12,162.50                12,095.92
 3/31/2012         12,697.55             12,442.46                12,466.29
 4/30/2012         12,563.77             12,288.82                12,239.02
 5/31/2012         11,824.60             11,405.14                11,414.10
 6/30/2012         12,410.16             11,858.52                11,843.39
 7/31/2012         12,519.25             11,907.30                11,919.15
 8/31/2012         12,799.63             12,265.94                12,196.93
 9/30/2012         13,209.69             12,600.66                12,483.12
10/31/2012         13,137.19             12,554.48                12,424.20
11/30/2012         13,135.15             12,605.92                12,466.29
12/31/2012         13,427.61             12,887.18                12,666.85
 1/31/2013         14,294.80             13,714.86                13,339.35

                                   [END CHART]

         Data from 7/31/10 to 1/31/13.*

         See page 6 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund Adviser Shares to the benchmarks.

*The performance of the Lipper Multi-Cap Value Funds Index and the Russell 3000 Value Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA VALUE FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Capital One Financial Corp. ............................................... 2.3%
Pfizer, Inc. .............................................................. 2.2%
Philip Morris International, Inc. ......................................... 2.0%
Stanley Black & Decker, Inc. .............................................. 1.9%
Medtronic, Inc. ........................................................... 1.9%
SLM Corp. ................................................................. 1.8%
JPMorgan Chase & Co. ...................................................... 1.7%
Occidental Petroleum Corp. ................................................ 1.7%
American Express Co. ...................................................... 1.7%
Wells Fargo & Co. ......................................................... 1.7%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 22.2%
INDUSTRIALS                                                                17.7%
HEALTH CARE                                                                15.3%
INFORMATION TECHNOLOGY                                                      9.4%
ENERGY                                                                      8.8%
CONSUMER DISCRETIONARY                                                      8.4%
CONSUMER STAPLES                                                            6.3%
TELECOMMUNICATION SERVICES                                                  3.8%
MONEY MARKET INSTRUMENTS                                                    3.6%
UTILITIES                                                                   2.4%
MATERIALS                                                                   2.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (96.3%)

             CONSUMER DISCRETIONARY (8.4%)
             -----------------------------
             APPAREL RETAIL (0.3%)
    76,300   Men's Wearhouse, Inc.                                      $  2,316
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.6%)
   116,700   Hanesbrands, Inc.*                                            4,374
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.6%)
   228,900   American Axle & Manufacturing Holdings, Inc.*                 2,673
    69,200   Gentex Corp.                                                  1,324
                                                                        --------
                                                                           3,997
                                                                        --------
             CABLE & SATELLITE (0.3%)
    40,900   AMC Networks, Inc. "A"*                                       2,330
                                                                        --------
             CASINOS & GAMING (0.7%)
   312,200   International Game Technology                                 4,798
                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.4%)
    75,600   Rent-A-Center, Inc.                                           2,697
                                                                        --------
             GENERAL MERCHANDISE STORES (1.1%)
   128,500   Target Corp.                                                  7,763
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (2.2%)
   254,800   Carnival Corp.                                                9,866
   139,300   Royal Caribbean Cruises Ltd.                                  5,043
                                                                        --------
                                                                          14,909
                                                                        --------
             HOUSEHOLD APPLIANCES (0.5%)
    31,100   Whirlpool Corp.                                               3,588
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.2%)
    60,700   Newell Rubbermaid, Inc.                                       1,425
                                                                        --------
             LEISURE PRODUCTS (1.1%)
    94,100   Brunswick Corp.                                               3,403
   104,200   Hasbro, Inc.                                                  3,894
                                                                        --------
                                                                           7,297
                                                                        --------

================================================================================

12  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PUBLISHING (0.1%)
    22,000   John Wiley & Sons, Inc. "A"                                $    843
                                                                        --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     1,000   Service Corp. International                                      15
                                                                        --------
             SPECIALTY STORES (0.3%)
    38,800   Cabela's, Inc.*                                               2,003
                                                                        --------
             Total Consumer Discretionary                                 58,355
                                                                        --------
             CONSUMER STAPLES (6.3%)
             -----------------------
             DRUG RETAIL (1.4%)
   240,400   Walgreen Co.                                                  9,606
                                                                        --------
             TOBACCO (4.9%)
   215,400   Altria Group, Inc.                                            7,255
    65,015   Imperial Tobacco Group plc ADR                                4,863
   102,300   Lorillard, Inc.                                               3,997
   155,900   Philip Morris International, Inc.                            13,744
    96,200   Reynolds American, Inc.                                       4,231
                                                                        --------
                                                                          34,090
                                                                        --------
             Total Consumer Staples                                       43,696
                                                                        --------
             ENERGY (8.8%)
             -------------
             INTEGRATED OIL & GAS (3.7%)
   206,900   BP plc ADR                                                    9,211
    39,500   Chevron Corp.                                                 4,549
   137,500   Occidental Petroleum Corp.                                   12,137
                                                                        --------
                                                                          25,897
                                                                        --------
             OIL & GAS DRILLING (0.7%)
   119,000   SeaDrill Ltd.                                                 4,722
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (3.2%)
    52,100   Berry Petroleum Co. "A"                                       1,918
   181,800   ConocoPhillips                                               10,544
   291,000   Marathon Oil Corp.                                            9,781
                                                                        --------
                                                                          22,243
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.9%)
   105,950   Phillips 66 Co.                                               6,418
                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    63,000   Spectra Energy Corp.                                          1,750
                                                                        --------
             Total Energy                                                 61,030
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             FINANCIALS (22.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    52,000   Ameriprise Financial, Inc.                                 $  3,449
   211,200   Janus Capital Group, Inc.                                     1,964
   156,000   State Street Corp.                                            8,681
                                                                        --------
                                                                          14,094
                                                                        --------
             Consumer Finance (6.5%)
   205,800   American Express Co.                                         12,103
   287,100   Capital One Financial Corp.                                  16,170
   121,800   Discover Financial Services                                   4,676
   730,100   SLM Corp.                                                    12,331
                                                                        --------
                                                                          45,280
                                                                        --------
             DIVERSIFIED BANKS (1.7%)
   340,900   Wells Fargo & Co.                                            11,873
                                                                        --------
             INSURANCE BROKERS (0.5%)
    98,300   Willis Group Holdings Ltd. plc                                3,510
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.3%)
   108,000   Duff & Phelps Corp. "A"                                       1,716
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (4.1%)
   657,959   Bank of America Corp.                                         7,448
   215,000   Citigroup, Inc.                                               9,064
   258,700   JPMorgan Chase & Co.                                         12,172
                                                                        --------
                                                                          28,684
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (2.0%)
    35,800   Chubb Corp.                                                   2,875
    37,400   ProAssurance Corp.                                            1,685
   338,600   XL Group plc                                                  9,386
                                                                        --------
                                                                          13,946
                                                                        --------
             REGIONAL BANKS (3.2%)
   122,720   BBCN Bancorp, Inc.                                            1,484
   374,700   Fifth Third Bancorp                                           6,104
   169,100   PNC Financial Services Group, Inc.                           10,450
    65,300   Prosperity Bancshares, Inc.                                   2,946
   367,500   Synovus Financial Corp.                                         948
                                                                        --------
                                                                          21,932
                                                                        --------
             REITs - RESIDENTIAL (0.4%)
    16,600   Essex Property Trust, Inc.                                    2,553
                                                                        --------

================================================================================

14  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (1.5%)
   400,800   New York Community Bancorp, Inc.                           $  5,351
   390,900   People's United Financial, Inc.                               4,812
                                                                        --------
                                                                          10,163
                                                                        --------
             Total Financials                                            153,751
                                                                        --------
             HEALTH CARE (15.3%)
             -------------------
             HEALTH CARE DISTRIBUTORS (0.8%)
   118,700   Cardinal Health, Inc.                                         5,200
                                                                        --------
             HEALTH CARE EQUIPMENT (4.1%)
   157,000   Baxter International, Inc.                                   10,651
   284,400   Medtronic, Inc.                                              13,253
   100,900   St. Jude Medical, Inc.                                        4,107
                                                                        --------
                                                                          28,011
                                                                        --------
             HEALTH CARE FACILITIES (0.5%)
   139,200   HealthSouth Corp.*                                            3,321
                                                                        --------
             HEALTH CARE SERVICES (0.8%)
   141,400   Omnicare, Inc.                                                5,508
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    34,400   Covance, Inc.*                                                2,295
                                                                        --------
             MANAGED HEALTH CARE (3.6%)
   105,600   CIGNA Corp.                                                   6,161
   172,300   UnitedHealth Group, Inc.                                      9,512
   146,500   WellPoint, Inc.                                               9,496
                                                                        --------
                                                                          25,169
                                                                        --------
             PHARMACEUTICALS (5.2%)
   154,300   Johnson & Johnson                                            11,406
   548,152   Pfizer, Inc.                                                 14,954
   115,600   Sanofi ADR                                                    5,627
   107,200   Teva Pharmaceutical Industries Ltd. ADR                       4,072
                                                                        --------
                                                                          36,059
                                                                        --------
             Total Health Care                                           105,563
                                                                        --------
             INDUSTRIALS (17.7%)
             -------------------
             AEROSPACE & DEFENSE (3.5%)
    78,000   Exelis, Inc.                                                    857
   163,500   Honeywell International, Inc.                                11,157
    31,800   L-3 Communications Holdings, Inc.                             2,414
   183,100   Raytheon Co.                                                  9,646
                                                                        --------
                                                                          24,074
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.4%)
    74,900   Forward Air Corp.                                          $  2,779
                                                                        --------
             BUILDING PRODUCTS (1.6%)
   108,825   Gibraltar Industries, Inc.*                                   1,890
   239,300   Masco Corp.                                                   4,401
    69,100   Simpson Manufacturing Co., Inc.                               2,240
    56,700   Trex Co., Inc.*                                               2,396
                                                                        --------
                                                                          10,927
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.6%)
   105,800   Aegion Corp.*                                                 2,489
   117,303   Comfort Systems USA, Inc.                                     1,514
                                                                        --------
                                                                           4,003
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
   117,600   Oshkosh Corp.*                                                4,608
   144,200   Terex Corp.*                                                  4,669
                                                                        --------
                                                                           9,277
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.6%)
   159,600   Mobile Mini, Inc.*                                            3,830
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
   154,300   Emerson Electric Co.                                          8,833
    34,300   Regal-Beloit Corp.                                            2,544
                                                                        --------
                                                                          11,377
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
   110,600   Korn/Ferry International*                                     1,900
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.2%)
   382,900   General Electric Co.                                          8,531
                                                                        --------
             INDUSTRIAL MACHINERY (6.3%)
    83,100   Eaton Corp. plc                                               4,733
   187,400   Illinois Tool Works, Inc.                                    11,774
    68,000   ITT Corp.                                                     1,746
   112,800   Pentair Ltd.                                                  5,717
    70,800   SPX Corp.                                                     5,284
   174,000   Stanley Black & Decker, Inc.                                 13,368
    47,100   Xylem, Inc.                                                   1,316
                                                                        --------
                                                                          43,938
                                                                        --------
             OFFICE SERVICES & SUPPLIES (0.3%)
    84,600   Herman Miller, Inc.                                           2,090
                                                                        --------
             Total Industrials                                           122,726
                                                                        --------

================================================================================

16  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (9.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.5%)
   187,100   Mentor Graphics Corp.*                                     $  3,205
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   122,100   Western Union Co.                                             1,737
                                                                        --------
             ELECTRONIC COMPONENTS (0.8%)
    36,800   Littelfuse, Inc.                                              2,356
   299,100   Vishay Intertechnology, Inc.*                                 3,287
                                                                        --------
                                                                           5,643
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    60,500   Cognex Corp.                                                  2,399
    30,800   FARO Technologies, Inc.*                                      1,023
                                                                        --------
                                                                           3,422
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (1.3%)
   113,600   Mercury Computer Systems, Inc.*                                 835
   179,900   Molex, Inc.                                                   4,886
    60,000   Park Electrochemical Corp.                                    1,568
    79,100   Plexus Corp.*                                                 2,019
                                                                        --------
                                                                           9,308
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.3%)
    42,800   International Business Machines Corp.                         8,691
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   224,100   Brooks Automation, Inc.                                       2,098
                                                                        --------
             SEMICONDUCTORS (2.3%)
   177,600   Intel Corp.                                                   3,737
   101,500   Microchip Technology, Inc.                                    3,395
   275,300   Texas Instruments, Inc.                                       9,107
                                                                        --------
                                                                          16,239
                                                                        --------
             SYSTEMS SOFTWARE (2.2%)
   181,400   CA, Inc.                                                      4,502
   378,900   Microsoft Corp.                                              10,409
                                                                        --------
                                                                          14,911
                                                                        --------
             Total Information Technology                                 65,254
                                                                        --------
             MATERIALS (2.0%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
    59,600   E.I. du Pont de Nemours & Co.                                 2,828
                                                                        --------
             METAL & GLASS CONTAINERS (0.2%)
    95,300   Myers Industries, Inc.                                        1,409
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (1.4%)
   172,800   PolyOne Corp.                                              $  3,774
   106,600   Rockwood Holdings, Inc.                                       5,834
                                                                        --------
                                                                           9,608
                                                                        --------
             Total Materials                                              13,845
                                                                        --------
             TELECOMMUNICATION SERVICES (3.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   314,030   AT&T, Inc.                                                   10,925
   186,300   Verizon Communications, Inc.                                  8,125
                                                                        --------
                                                                          19,050
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   250,000   Vodafone Group plc ADR                                        6,830
                                                                        --------
             Total Telecommunication Services                             25,880
                                                                        --------
             UTILITIES (2.4%)
             ----------------
             ELECTRIC UTILITIES (1.2%)
    73,300   Entergy Corp.                                                 4,735
    66,400   Pinnacle West Capital Corp.                                   3,544
                                                                        --------
                                                                           8,279
                                                                        --------
             GAS UTILITIES (0.3%)
    44,600   ONEOK, Inc.                                                   2,097
                                                                        --------
             MULTI-UTILITIES (0.9%)
   152,700   CenterPoint Energy, Inc.                                      3,121
    98,000   Xcel Energy, Inc.                                             2,722
                                                                        --------
                                                                           5,843
                                                                        --------
             Total Utilities                                              16,219
                                                                        --------
             Total Common Stocks (cost: $481,530)                        666,319
                                                                        --------

             MONEY MARKET INSTRUMENTS (3.6%)

             MONEY MARKET FUNDS (3.6%)
25,256,164   State Street Institutional Liquid Reserve Fund, 0.14%(a)     25,256
                                                                        --------
             Total Money Market Instruments (cost: $25,256)               25,256
                                                                        --------

             TOTAL INVESTMENTS (COST: $506,786)                         $691,575
                                                                        ========

================================================================================

18  | USAA VALUE FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $666,319                  $-             $-    $666,319

Money Market Instruments:
  Money Market Funds                         25,256                   -              -      25,256
--------------------------------------------------------------------------------------------------
Total                                      $691,575                  $-             $-    $691,575
--------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.6% of net assets at January 31, 2013.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT  Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

     *   Non-income-producing security.

   See accompanying notes to financial statements.

================================================================================

20  | USAA VALUE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $506,786)         $691,575
  Cash                                                                     1,144
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                        41
      Nonaffiliated transactions                                             812
    USAA Asset Management Company (Note 6D)                                  170
    Dividends and interest                                                 1,156
    Securities sold                                                          306
                                                                        --------
      Total assets                                                       695,204
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                   2,108
    Capital shares redeemed                                                  461
  Accrued management fees                                                    430
  Accrued transfer agent's fees                                               93
  Other accrued expenses and payables                                         95
                                                                        --------
      Total liabilities                                                    3,187
                                                                        --------
         Net assets applicable to capital shares outstanding            $692,017
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $519,860
  Accumulated undistributed net investment income                            766
  Accumulated net realized loss on investments                           (13,398)
  Net unrealized appreciation of investments                             184,789
                                                                        --------
         Net assets applicable to capital shares outstanding            $692,017
                                                                        ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $494,314/31,464 shares outstanding)      $  15.71
                                                                        ========
    Institutional Shares (net assets of $190,667/12,155
      shares outstanding)                                               $  15.69
                                                                        ========
    Adviser Shares (net assets of $7,036/449 shares outstanding)        $  15.67
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $6)                        $ 8,724
  Interest                                                                    20
                                                                         -------
     Total income                                                          8,744
                                                                         -------
EXPENSES
  Management fees                                                          2,511
  Administration and servicing fees:
     Fund Shares                                                             342
     Institutional Shares                                                     90
     Adviser Shares                                                            5
  Transfer agent's fees:
     Fund Shares                                                             869
     Institutional Shares                                                     89
  Distribution and service fees (Note 6F):
     Adviser Shares                                                            8
  Custody and accounting fees:
     Fund Shares                                                              46
     Institutional Shares                                                     17
     Adviser Shares                                                            1
  Postage:
     Fund Shares                                                              19
  Shareholder reporting fees:
     Fund Shares                                                              20
  Trustees' fees                                                               7
  Registration fees:
     Fund Shares                                                              12
     Institutional Shares                                                     20
     Adviser Shares                                                           13
  Professional fees                                                           50
  Other                                                                       10
                                                                         -------
           Total expenses                                                  4,129
                                                                         -------
  Expenses paid indirectly:
     Fund Shares                                                              (1)
  Expenses reimbursed:
     Fund Shares                                                            (527)
                                                                         -------
           Net expenses                                                    3,601
                                                                         -------
                                                                           5,143
                                                                         -------
NET INVESTMENT INCOME
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                       12,056
  Change in net unrealized appreciation/depreciation                      56,696
                                                                         -------
           Net realized and unrealized gain                               68,752
                                                                         -------
  Increase in net assets resulting from operations                       $73,895
                                                                         =======

See accompanying notes to financial statements.

================================================================================

22  | USAA VALUE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

--------------------------------------------------------------------------------
                                                      1/31/2013        7/31/2012
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                $  5,143        $  10,510
  Net realized gain on investments                       12,056            2,281
  Change in net unrealized appreciation/depreciation
    of investments                                       56,696           30,153
                                                       -------------------------
    Increase in net assets resulting from operations     73,895           42,944
                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                          (6,968)          (6,795)
    Institutional Shares                                 (3,055)          (2,193)
    Adviser Shares                                          (77)             (42)
                                                       -------------------------
      Distributions to shareholders                     (10,100)          (9,030)
                                                       -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                            23,971         (186,897)
  Institutional Shares                                    1,502           22,397
  Adviser Shares                                            (50)              20
                                                       -------------------------
    Total net increase (decrease) in net assets from
      capital share transactions                         25,423         (164,480)
                                                       -------------------------
  Net increase (decrease) in net assets                  89,218         (130,566)

NET ASSETS
  Beginning of period                                   602,799          733,365
                                                       -------------------------
  End of period                                        $692,017        $ 602,799
                                                       =========================
Accumulated undistributed net investment income:
  End of period                                        $    766        $   5,723
                                                       =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-

================================================================================

24  | USAA VALUE FUND

================================================================================

funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

       the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

26  | USAA VALUE FUND

================================================================================

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign

================================================================================

28  | USAA VALUE FUND

================================================================================

   currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits reduced the Fund Shares expenses by $1,000. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the

================================================================================

30  | USAA VALUE FUND

================================================================================

committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $2,000, which represents 1.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $23,524,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
EXPIRES                        BALANCE
-------                      -----------
 2017                        $ 9,627,000
 2018                         13,897,000
                             -----------
                   Total     $23,524,000
                             ===========

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $75,741,000 and $62,136,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $188,660,000 and $3,871,000, respectively, resulting in net unrealized appreciation of $184,789,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

32  | USAA VALUE FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED       YEAR ENDED
                                         1/31/2013               7/31/2012
---------------------------------------------------------------------------------
                                   SHARES       AMOUNT       SHARES       AMOUNT
                                   ----------------------------------------------
FUND SHARES:
Shares sold                         3,761      $ 56,438       8,808     $ 118,340
Shares issued from reinvested
  dividends                           456         6,873         532         6,735
Shares redeemed                    (2,638)      (39,340)    (22,079)     (311,972)
                                   ----------------------------------------------
Net increase (decrease) from
  capital share transactions        1,579      $ 23,971     (12,739)    $(186,897)
                                   ==============================================
INSTITUTIONAL SHARES:
Shares sold                           821      $ 12,256       4,649     $  63,458
Shares issued from reinvested
  dividends                           203         3,055         173         2,193
Shares redeemed                      (918)      (13,809)     (3,079)      (43,254)
                                   ----------------------------------------------
Net increase from
  capital share transactions          106      $  1,502       1,743     $  22,397
                                   ==============================================
ADVISER SHARES:
Shares sold                             2      $     25           7     $      81
Shares issued from reinvested
  dividends                             -*            2           -*            1
Shares redeemed                        (5)          (77)         (5)          (62)
                                   ----------------------------------------------
Net increase (decrease) from
  capital share transactions           (3)     $    (50)          2     $      20
                                   ==============================================

*Represents less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Value Funds Index over the performance period. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------
+/- 1.00% to 4.00%             +/- 0.04%
+/- 4.01% to 7.00%             +/- 0.05%
+/- 7.01% and greater          +/- 0.06%

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire

================================================================================

34  | USAA VALUE FUND

================================================================================

   performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $2,511,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $84,000, $21,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.02%, and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to BHMS, of $930,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $342,000, $90,000, and $5,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Fund Shares and the Adviser Shares to 1.15% and 1.65%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $527,000, of which $170,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid

================================================================================

36  | USAA VALUE FUND

================================================================================

   monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out of pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $869,000, $89,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $41,000 for the USAA fund-of-funds'

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

purchases of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the
Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.1
USAA Cornerstone Equity Fund                                             0.2
USAA Target Retirement Income Fund                                       1.4
USAA Target Retirement 2020 Fund                                         3.3
USAA Target Retirement 2030 Fund                                         7.8
USAA Target Retirement 2040 Fund                                         9.9
USAA Target Retirement 2050 Fund                                         5.0

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 441,000 shares which represents 98.1% of the Adviser Shares and 1.0% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              JANUARY 31,                          YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------------
                                  2013           2012          2011          2010            2009          2008
                              ---------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  14.22       $  13.74      $  11.82      $  10.33        $  12.45      $  15.41
                              ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .11            .23           .14           .13             .19           .19
  Net realized and
    unrealized gain (loss)        1.61            .41          1.91          1.50           (2.11)        (2.54)
                              ---------------------------------------------------------------------------------
Total from investment
  operations                      1.72            .64          2.05          1.63           (1.92)        (2.35)
                              ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.23)          (.16)         (.13)         (.14)           (.20)         (.17)
  Realized capital gain              -              -             -             -               -          (.44)
                              ---------------------------------------------------------------------------------
Total distributions               (.23)          (.16)         (.13)         (.14)           (.20)         (.61)
                              ---------------------------------------------------------------------------------
Net asset value at end
  of period                   $  15.71       $  14.22      $  13.74      $  11.82        $  10.33      $  12.45
                              =================================================================================
Total return (%)*                12.16           4.77         17.39         15.82          (15.14)       (15.85)
Net assets at end
  of period (000)             $494,314       $425,071      $585,536      $437,995        $347,492      $385,255
Ratios to average
  net assets:**
  Expenses (%)(a)                 1.15(b)        1.15          1.15          1.15            1.15          1.15
  Expenses, excluding
    reimbursements (%)(a)         1.38(b)        1.31          1.25          1.32            1.41          1.25
  Net investment
    income (%)                    1.57(b)        1.48          1.10          1.16            2.00          1.36
Portfolio turnover (%)              10             20            22            17              26            21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2013, average net assets were $452,533,000.

(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:

                                  (.00%)(+)      (.01%)        (.01%)        (.01%)          (.01%)        (.01%)

    (+) Represents less than 0.01% of average net assets.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED            YEAR ENDED JULY 31,           PERIOD ENDED
                                     JANUARY 31,    ----------------------------------       JULY 31,
                                        2013            2012        2011          2010        2009***
                                    ------------------------------------------------------------------
Net asset value at
  beginning of period               $  14.22        $  13.75     $ 11.82       $ 10.34        $ 12.42
                                    -----------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                  .13             .21         .18           .18            .18(a)
  Net realized and
    unrealized gain (loss)              1.60             .45        1.91          1.47          (2.05)(a)
                                    -----------------------------------------------------------------
Total from investment
  operations                            1.73             .66        2.09          1.65          (1.87)(a)
                                    -----------------------------------------------------------------
Less distributions from:
  Net investment income                 (.26)           (.19)       (.16)         (.17)          (.21)
                                    -----------------------------------------------------------------
Net asset value at end
  of period                         $  15.69        $  14.22     $  13.75      $ 11.82        $ 10.34
                                    =================================================================
Total return (%)*                      12.22            4.95        17.74        15.97         (14.73)
Net assets at end
  of period (000)                   $190,667        $171,322     $141,668      $87,698        $29,437
Ratios to average net assets:**
  Expenses (%)(c)                       1.04(b)         1.00          .90(d)       .90(d)         .90(b),(d)
  Net investment income (%)             1.69(b)         1.61         1.35         1.38           2.06(b)
Portfolio turnover (%)                    10              20           22           17             26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2013, average net assets were $177,869,000.

*** Institutional Shares were initiated on August 1, 2008.

(a) Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:

                                        (.00%)(+)       (.01%)       (.01%)       (.01%)         (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional Shares' average net assets.

================================================================================

40  | USAA VALUE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                   JANUARY 31,      JULY 31,      JULY 31,
                                                       2013           2012        2011***
                                                  ------------------------------------------
Net asset value at beginning of period               $14.16         $13.68         $12.07
                                                     ------------------------------------
Income from investment operations:
 Net investment income                                  .08            .13            .08(a)
 Net realized and unrealized gain                      1.60            .44           1.65(a)
                                                     ------------------------------------
Total from investment operations                       1.68            .57           1.73(a)
                                                     ------------------------------------
Less distributions from:
 Net investment income                                 (.17)          (.09)          (.12)
                                                     ------------------------------------
Net asset value at end of period                     $15.67         $14.16         $13.68
                                                     ====================================
Total return (%)*                                     11.92           4.26          14.32
Net assets at end of period (000)                    $7,036         $6,406         $6,161
Ratios to average net assets:**
 Expenses (%)(b)                                       1.59(c)        1.65           1.65(c)
 Expenses, excluding reimbursements (%)(b)             1.59(c)        1.66           2.00(c)
 Net investment income (%)                             1.14(c)         .97            .58(c)
Portfolio turnover (%)                                   10             20             22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2013, average net assets were $6,719,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares.

(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                       (.00%)(+)      (.01%)         (.00%)(+)

    (+) Represents less than 0.01% of average net assets.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not

================================================================================

42  | USAA VALUE FUND

================================================================================

the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING              ENDING             DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE        AUGUST 1, 2012 -
                                    AUGUST 1, 2012       JANUARY 31, 2013      JANUARY 31, 2013
                                    -------------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00             $1,121.60               $6.15

Hypothetical
 (5% return before expenses)            1,000.00              1,019.41                5.85

INSTITUTIONAL SHARES
Actual                                  1,000.00              1,122.20                5.56

Hypothetical
 (5% return before expenses)            1,000.00              1,019.96                5.30

ADVISER SHARES
Actual                                  1,000.00              1,119.20                8.49

Hypothetical
 (5% return before expenses)            1,000.00              1,017.19                8.08

* Expenses are equal to the annualized expense ratio of 1.15% for Fund Shares, 1.04% for Institutional Shares, and 1.59% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 12.16% for Fund Shares, 12.22% for Institutional Shares, and 11.92% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select "Investments,"
AT USAA.COM                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40847-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:      03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:       03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.